CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Consolidated net loss	$ (51,081)	$ (22,218)	$ (540)
Adjustments to reconcile consolidated net loss to net cash provided by (used in) operating activities
Depreciation and amortization	5,436	4,275	4,632
Loss on disposal of fixed assets	207
Warrant fair value losses	1,696	456	(214)
Equity-based compensation	8,802	3,258	2,790
Gain on forgiveness of debt		(9,518)
Asset impairment	925	0	0
Amortization of right-of-use asset	88,098
Changes in operating assets and liabilities, net of reverse recapitalization:
Accounts receivable, net	(751)	589	7,782
Accounts receivable, net - related parties	(277)	118	216
Prepaid member travel	930	(5,379)	2,355
Prepaid expenses	(4,577)	(4,990)	348
Other assets	(725)	191	7
Accounts payable	(3,518)	17,085	(5,907)
Accrued liabilities	(560)	2,957	(963)
Lease liability	(85,085)
Deferred revenue	(5,209)	42,301	765
Deferred rent		(370)	308
Net cash provided by (used in) operating activities	(45,689)	28,755	11,579
Cash flows from investing activities:
Development of internal-use software	(5,420)	(1,052)	(2,274)
Purchase of property and equipment	(8,850)	(2,964)	(1,618)
Net cash used in investing activities	(14,270)	(4,016)	(3,892)
Cash flows from financing activities:
Repayments of debt	(27,267)	(765)	(21,000)
Proceeds from debt	14,000		37,550
Common unit redemptions		(7,258)
Preferred unit redemptions		(496)
Proceeds from reverse recapitalization (Note 3)	90,070
Payments of reverse recapitalization costs (Note 3)	(23,899)
Proceeds from issuance of Class A common stock	5,000
Payments of employee taxes for unit option exercises	(669)	(148)
Proceeds from unit option exercises	1,894
Distributions	(184)	(120)
Net cash provided by (used in) financing activities	58,945	(8,787)	16,550
Net increase (decrease) in cash, cash equivalents, and restricted cash	(1,014)	15,952	24,237
Cash, cash equivalents, and restricted cash - beginning of year	82,953	67,001	42,764
Cash, cash equivalents, and restricted cash - end of year	81,939	82,953	67,001
Supplemental cash flow information - cash paid for interest	288	$ 609	$ 584
Supplemental cash flow information - cash paid for income taxes	81
Significant noncash transaction:
Conversion of preferred stock in connection with reverse recapitalization	104,761
Warrants acquired at fair value	9,874
Warrants exercised	8,390
Fixed assets purchased but unpaid, included in accounts payable at period end	989
Operating lease right-of-use assets exchanged for lease obligations	355,214
Conversion of deferred rent and prepaid rent to right-of-use assets	6,831
Noncontrolling Interests
Significant noncash transaction:
Conversion of Class V to Class A stock	$ 4,957